SCHEDULE OF CHANGES IN THE DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Platform Operator, Crypto Asset [Line Items]
Balance - December 31, 2024	$ 319,337
Addition of new derivatives recognized as debt discounts	0	$ 19,956
Addition of new derivatives recognized as loss on derivatives	51,580
Loss on change in fair value of the derivative	(231,849)	$ 5,634
Balance - March 31, 2025	631,305
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Balance - December 31, 2024	319,337
Addition of new derivatives recognized as debt discounts	80,119
Addition of new derivatives recognized as loss on derivatives	51,580
Loss on change in fair value of the derivative	180,269
Balance - March 31, 2025	$ 631,305